Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets
Schedule of intangible asset balances by major asset class

					Weighted
	Gross			Net	Average
	Carrying	Accumulated		Carrying	Amortization
	Amount	Amortization	Impairment	Amount	Period
December 31, 2016:
Customer relationships	$640,052	$144,768	$—	$495,284	13.7	years
Acquired software	82,400	48,579	—	33,821	6.2	years
Connolly trademark	4,200	—	—	4,200	indefinite-lived
Total	$726,652	$193,347	$—	$533,305	12.8	years
December 31, 2015:
Customer relationships	$640,503	$97,857	$—	$542,646	13.7	years
Acquired software	82,400	34,836	—	47,564	6.2	years
Connolly trademark	24,500	—	20,300	4,200	indefinite-lived
iHealth trademark	8,600	1,074	7,526	—	11.0	years
Total	$756,003	$133,767	$27,826	$594,410	12.8	years

Schedule of intangible asset amortization expense

2017	$57,824
2018	53,894
2019	53,894
2020	53,894
2021	49,572